STOCK BASED COMPENSATION (Tables)	3 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
STOCK BASED COMPENSATION [Abstract]
Schedule of Stock Option Activity

		Exercise
	Options	Price
Outstanding - October 1, 2012	-	-
Granted	290,000	$15.00
Exercised	-	-
Forfeited	-	-
Outstanding - September 30, 2013	290,000	$15.00
Granted	10,000	$14.86
Exercised	-	-
Forfeited	-	-
Outstanding - December 31, 2013	300,000	$14.86 - $15.00

Fully vested and exercisable at December 31, 2013	-	-
Fully vested and exercisable at September 30, 2013	-	-
Expected to vest in future periods	300,000	-

The following table summarizes stock option activity for the nine months ended September 30, 2014:

		Weighted Average
	Options	Exercise Price
Outstanding - December 31, 2013	300,000	$15.00
Granted	20,000	$14.07
Exercised	-	-
Forfeited	(20,500)	$15.00
Outstanding - September 30, 2014	299,500	$14.94

Fully vested and exercisable at September 30, 2014	57,950
Fully vested and exercisable at December 31, 2013	-
Expected to vest in future periods	241,550

Schedule of Fair Value Assumptions

	Three months ended	Year ended
	December 31, 2013	September 30, 2012

Risk-free interest rate	2.34%	1.31%
Expected dividend yield	1.08%	1.06%
Expected stock volatility	12.59	12.94
Expected life (years)	7	7
Weighted average fair value of options granted	$2.39	$2.00

The weighted-average assumptions used in the Black-Scholes-Merton option pricing model to determine the fair value of options granted was as follows:

Nine months ended
September 30, 2014

Risk-free interest rate	2.16%
Expected dividend yield	1.42%
Expected stock volatility	11.97
Expected life (years)	7
Weighted average fair value of options granted	$1.91

Schedule of Non-Vested Restricted Stock Activity
Balance - October 1, 2012	-
Granted	134,895
Forfeited	(1,347)
Vested	-
Balance - September 30, 2013	133,548
Granted	1,347
Forfeited	-
Vested	-
Balance - December 31, 2013	134,895

The following table summarizes non-vested restricted stock activity for the nine months ended September 30, 2014:

Balance - December 31, 2013	134,895
Granted	-
Forfeited	-
Vested	(34,271)
Balance - September 30, 2014	100,624